Treasury shares	6 Months Ended
Dec. 31, 2021
Treasury shares.
Treasury shares	24 Treasury shares

	Number of
	shares
	(thousands)	£’000
At 1 July 2020, 31 December 2020, 30 June 2021 and 31 December 2021	(1,683)	(21,305)